Non-Controlling Interest (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Sep. 30, 2021 CAD ($)
Non-Controlling Interest (Details) [Line Items]
Economic interest rate	74.00%	74.00%	76.00%
Transactions effective term	1 year	1 year
Compensation amount				$ 6.9
Employee benefits amount				$ 9.5
Corresponding decrease			$ 16.4
Payment amount	$ 20.8	$ 15.3
Adjustment amount	$ 20.8	$ 15.3
Non-controlling interests [Member]
Non-Controlling Interest (Details) [Line Items]
Economic interest rate	26.00%	26.00%	24.00%